AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 8, 1996.
                                                              File Nos. 33-42864
                                                                    and 811-6412


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        ___
   Pre-Effective Amendment No.   ___                           ___
   Post-Effective Amendment No.  _7_                           _X_
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.                 _7_                           _X_

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND
               (Exact name of Registrant as specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034 (Address of Principal Executive Offices) (Zip Code11)

               Registrant's Telephone Number, including Area Code:
                                 (617) 338-3200

         Rosemary D. Van Antwerp, Esq., 200 Berkeley Street, Boston, MA
                                   02116-5034
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

_X_  immediately upon filing pursuant to paragraph (b)

---  on (date) pursuant to paragraph (b)

---  60 days after filing pursuant to paragraph (a)(1)

---  on (date) pursuant to paragraph (a)(1)

---  75 days after filing pursuant to paragraph (a)(2)

---  on (date) pursuant to paragraph (a)(2)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
-----------------------------------------------------------------
                             Proposed     Proposed
Title of                     Maximum      Maximum
Securities     Amount        Offering     Aggregate  Amount of
Being          Being         Price        Offering   Registration
Registered     Registered    Per Unit*    Price**    Fee
-----------------------------------------------------------------
Shares
without Par    590,932       $9.67        $289,993   $100
Value
-----------------------------------------------------------------

* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on December 29, 1995.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 561,933 shares of the Fund were redeemed during its fiscal year ended September 30, 1995. All of such shares are being used for a reduction in this filing.

   Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of shares under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's most recent fiscal year ended September 30, 1995 was filed on November 28, 1995.

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT No. 7
                                       to
                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 7 to Registration Statement No.
33-42864/811-6412 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                                The Contents Page

                            The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                       Statement of Additional Information

                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24(a) and 24(b)

                              Financial Statements

                          Independent Auditors' Report

                               Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - and SIGNATURE PAGES

                         Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                     Exhibits (including Powers of Attorney)

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities of 1933.

Items in
Part A of
Form N-1A           Prospectus Caption
---------           ------------------

    1               Cover Page

    2               Fee Table

    3               Financial Highlights
                    Performance Data

    4               Cover Page
                    The Fund
                    Investment Objective and Policies
                    Risk Factors
                    Investment Restrictions
                    Additional Investment Information

    5               Fund Management and Expenses
                    Alternative Sales Options
                    Distribution Plan
                    Additional Information

    5A              Not applicable

    6               Cover Page
                    The Fund
                    Dividends and Taxes
                    How to Buy Shares
                    Alternative Sales Options
                    Fund Shares
                    Shareholder Services

    7               Pricing Shares
                    Fund Management and Expenses
                    How to Buy Shares
                    Alternative Sales Options
                    Distribution Plan
                    Shareholder Services

    8               How to Redeem Shares

    9               Not applicable

Items in
Part B of
Form N-1A           Statement of Additional Information Caption
---------           -------------------------------------------

   10               Cover Page

   11               Table of Contents

   12               Not applicable

   13               Investment Restrictions
                    Appendix

   14               Trustees and Officers
                    Investment Adviser

   15               Additional Information

   16               Investment Adviser
                    Distributor
                    Distribution Plan
                    Additional Information

   17               Brokerage

   18               Declaration of Trust

   19               Valuation of Securities
                    Distribution Plan

   20               Dividends and Taxes

   21               Distributor

   22               Standardized Total Return and Yield Quotations

   23               Financial Statements

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                     PART A

                                   PROSPECTUS

KEYSTONE INSTITUTIONAL ADJUSTABLE
RATE FUND
PROSPECTUS JANUARY 8, 1996


  Keystone Institutional Adjustable Rate Fund (the "Fund") is a diversified, open-end management investment company, commonly known as a mutual fund, that seeks a high level of current income, consistent with low volatility of principal, by investing under ordinary circumstances at least 65% of its assets in adjustable rate securities. Such securities include adjustable rate mortgage securities that are issued or guaranteed by the United States ("U.S.") government, its agencies or instrumentalities. The Fund does not attempt to maintain a constant price per share. The Fund does, however, follow a strategy that seeks to minimize changes in its net asset value per share by investing primarily in adjustable rate securities whose interest rates are periodically reset when market rates change. The Fund is designed for institutional investors and seeks to provide a relatively stable net asset value while providing high current income relative to high-quality, short-term investment alternatives. Of course, there can be no assurance that the Fund's objective will be achieved.


  The Fund offers two classes of shares. Class Y shares are offered without an initial sales charge and are not subject to a sales charge when they are redeemed. Class Y shares make payments (currently limited to 0.25% of the average daily net asset value of Class Y shares) under a Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). Class Z shares are also offered without a sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. There is no Distribution Plan in respect of Class Z shares. Class Z shares are available to the following investors: officers, directors or trustees, and employees of the Fund, Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) ("Keystone"), the Fund's investment adviser, Fiduciary Investment Company, Inc. ("FICO"), the Fund's principal underwriter, or any of their affiliates, and members of the immediate families of such persons, or any trust, pension, profit-sharing, or other retirement or benefit plan for the benefit of such persons; present shareholders of Class Z shares of the Fund; and existing investment advisory clients of Keystone Institutional Company, Inc. (formerly named Keystone Investment Management Corporation) ("KIC"), FICO, or any of their affiliates. See "How to Buy Shares."

  This prospectus concisely states information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of additional information dated January --, 1996, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed below.

KEYSTONE INSTITUTIONAL
  ADJUSTABLE RATE FUND
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116-5034
CALL TOLL FREE 1-800-633-2700


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
                                                                            Page
Fee Table ...........................................................          3
Financial Highlights ................................................          4
The Fund ............................................................          6
Investment Objective and Policies ...................................          6
Risk Factors ........................................................          8
Investment Restrictions .............................................         10
Pricing Shares ......................................................         10
Dividends and Taxes .................................................         11
Fund Management and Expenses ........................................         12
How to Buy Shares ...................................................         13
Alternative Sales Options ...........................................         13
Distribution Plan ...................................................         15
How to Redeem Shares ................................................         15
Shareholder Services ................................................         16
Performance Data ....................................................         16
Fund Shares .........................................................         17
Additional Information ..............................................         17
Additional Investment Information ...................................        (i)

                                  FEE TABLE

                 KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

    The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in each class will bear directly or indirectly. For a more complete description of the various costs and expenses, see the "Fund Management and Expenses" section of this prospectus.


ANNUAL FUND OPERATING EXPENSES<F1>                                                        CLASS Y       CLASS Z<F2>
  (as a percentage of average net assets)                                                 SHARES          SHARES
                                                                                      --------------  --------------
Management Fees ......................................................................    0.30%           0.30%
12b-1 Fees ...........................................................................    0.25%           0.00%
Other Expenses .......................................................................    0.00%           0.00%
                                                                                          ----            ----
Total Fund Operating Expenses ........................................................    0.55%           0.30%
                                                                                          ====            ====



EXAMPLE<F3>                                                     1 YEAR           3 YEARS          5 YEARS         10 YEARS
                                                                ------           -------          -------         --------
You would pay the following expenses on a $1,000 investment
in the Fund, assuming (1) 5% annual return and (2)
redemption at the end of each period:

  Class Y .................................................       $6               $18              $31             $69
  Class Z .................................................       $3               $10              $17             $38

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------
<F1> Expense ratios are for the Fund's fiscal year ending September 30, 1995.

<F2> Class Z shares are available only to certain investors, as described previously.

<F3> The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS

                 KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                CLASS Y SHARES

               (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                               May 23, 1994 (Date of
                                          Year Ended          Initial Public Offering)
                                      September 30, 1995       to September 30, 1994
                                    ----------------------  ----------------------------

NET ASSET VALUE BEGINNING OF PERIOD           $9.61                      $9.73
                                              -----                      -----
Income from investment operations:
Net investment income .................        0.64                       0.17
Net realized and unrealized gain
  (loss) on investments ...............       (0.02)                     (0.13)
                                              -----                      -----

Total from investment operations ......        0.62                       0.04
                                              -----                      -----


Less distributions from:
Net investment income .................       (0.53)                     (0.16)
In excess of net investment income ....       (0.05)                         0
                                             -----                      -----

Total distributions ...................      (0.58)                     (0.16)
                                             -----                      -----


NET ASSET VALUE END OF PERIOD .........      $9.65                      $9.61
                                             =====                      =====


TOTAL RETURN ..........................       6.60%                      0.35%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses ......................       0.55%                      0.43%(a)
  Net investment income ...............       6.70%                      5.03%(a)
Portfolio turnover rate ...............         56%                        63%
                                             -----                      -----

Net assets end of period (thousands) .      $2,871                     $    1

------------

(a) Annualized.

                             FINANCIAL HIGHLIGHTS

                 KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                CLASS Z SHARES

                (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)


    The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are included in the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                       Year Ended September 30,
                                         ----------------------------------------------------
                                              1995          1994        1993(a)       1992
                                              ----          ----        -------       ----

NET ASSET VALUE BEGINNING OF YEAR ......       $9.61         $9.93        $9.88       $10.00
                                               -----         -----        -----       ------


Income from investment operations:
Net investment income ..................        0.63          0.63         0.54         0.67
Net realized and unrealized gain (loss)
  on investments .......................        0.01         (0.49)       (0.01)       (0.15)
                                               -----         -----        -----        -----
Total from investment operations .......        0.64          0.14         0.53         0.52
                                               -----         -----        -----        -----

Less distributions from:
Net investment income ..................       (0.55)        (0.44)       (0.48)       (0.64)
In excess of net investment income .....       (0.05)        (0.02)           0            0
                                               -----         -----        -----        -----
Total distributions ....................       (0.60)        (0.46)       (0.48)       (0.64)
                                               -----         -----        -----        -----

NET ASSET VALUE END OF YEAR ............       $9.65         $9.61        $9.93        $9.88
                                               =====         =====        =====        =====


TOTAL RETURN ...........................        6.87%         1.43%        5.53%        5.46%

RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses .......................        0.30%         0.30%        0.30%        0.30%
  Net investment income ................        6.61%         5.15%        5.46%        6.83%
Portfolio turnover rate ................          56%           63%          81%          88%
                                              ------        ------       ------       ------
Net assets end of year (thousands) .....     $23,616       $25,200      $60,035      $51,625
                                              ------        ------       ------       ------

(a)         Per share calculations based on weighted average shares outstanding.

THE FUND
  The Fund was formed as a Massachusetts business trust on June 19, 1991. The Fund is one of thirty funds managed or advised by Keystone, the Fund's investment adviser.


INVESTMENT OBJECTIVE AND POLICIES


INVESTMENT OBJECTIVE
  The Fund seeks a high level of current income consistent with low volatility of principal. The Fund pursues its investment objective by investing under ordinary circumstances at least 65% of its assets in mortgage securities or other securities collateralized by or representing an interest in a pool of mortgages (collectively, "Mortgage Securities"), which securities have interest rates that reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund does not attempt to maintain a constant price per share. The Fund follows a strategy that seeks to minimize changes in its net asset value per share by investing primarily in adjustable rate securities, the interest rates of which are periodically reset when market rates change. The average dollar weighted reset period of adjustable rate securities held by the Fund will not exceed one year. The Fund seeks to provide a relatively stable net asset value while providing high current income relative to high-quality, short-term investment alternatives.

  The investment objective of the Fund is fundamental and may not be changed without approval of the holders of a majority (as defined in the Investment Company Act of 1940 ("1940 Act") of the Fund's outstanding shares (which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares).

  There is no assurance that the Fund will achieve its investment objective since there is uncertainty in every investment.


INVESTMENT POLICIES AND APPROACH
  Keystone believes that by investing primarily in Mortgage Securities with adjustable rates of interest, the Fund will achieve a less volatile net asset value per share than is characteristic of mutual funds that invest primarily in U.S. government securities paying a fixed rate of interest.

  Unlike fixed rate mortgages and loans that generally decline in value during periods of rising interest rates, adjustable rate Mortgage Securities ("ARMS") allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages or loans, resulting in both higher current yields and lower price fluctuations in the Fund's net asset value per share. The Fund is also affected by decreases in interest rates through periodic decreases in the coupons of the underlying mortgages or loans resulting in lower income to the Fund. This downward adjustment results in lower price fluctuations in the net asset value per share in a decreasing interest rate environment. As the interest rates on the mortgages or loans underlying the Fund's investments are reset periodically, coupons of portfolio securities will gradually align themselves to reflect changes in market rates and should cause the net asset value per share of the Fund to fluctuate less dramatically than it would if the Fund invested in more traditional long-term, fixed rate mortgages.

  The portion of the Fund that is not invested in ARMS, if any, is intended to increase the Fund's total return from changes in market rates while not materially increasing the volatility of the net asset value per share.


  The Fund intends to follow the policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities on its books and (2) limiting its holdings of such securities to 15% of net assets.

PERMITTED  INVESTMENTS
  The Fund invests in Mortgage Securities that are issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the full faith and credit of the U.S. government.


  The Fund invests in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by U.S. governmental lenders and guaranteed, to the extent provided in such securities, by the U.S. government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

  The guaranteed mortgage pass-through securities in which the Fund invests include those issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the U.S. government. FNMA is a federally chartered, privately owned corporation. FHLMC is a corporate instrumentality of the U.S. government. FNMA and FHLMC certificates are not backed by the full faith and credit of the U.S. government and are supported only by the credit of FNMA and FHLMC, which have the right to borrow to meet their obligations from an existing line of credit with the U.S. Treasury. Although their close relationship with the U.S. government is believed to make them high quality securities with minimal credit risks, the U.S. government is not obligated by law to support either FNMA or FHLMC. Historically, however, there have been no defaults in any FNMA or FHLMC issues.

  Certificates for Mortgage Securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, "modified pass-through" instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

  Adjustable rate mortgages are an important form of residential financing. Generally, adjustable rate mortgages are mortgages that have a specified maturity date and amortize in a manner similar to that of a fixed rate mortgage. As a result, in periods of declining interest rates there is a reasonable likelihood that adjustable rate mortgages will behave like fixed rate mortgages in that current levels of prepayments of principal on the underlying mortgages could accelerate. However, one difference between adjustable rate mortgages and fixed rate mortgages is that for certain types of adjustable rate mortgages the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due a holder of an adjustable rate mortgage is calculated by adding a specified additional amount (margin) to the index, subject to limitations or "caps" on the maximum and minimum interest rate that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes in that interest rate during a given period. It is these special characteristics, unique to the adjustable rate mortgages underlying the ARMS in which the Fund invests, that are believed to make ARMS attractive investments for seeking to accomplish the Fund's objective. For further information, see "Prepayments" in the section on "Risk Factors."


OTHER PERMITTED INVESTMENTS
  The Fund may invest in collateralized mortgage obligations ("CMOs") issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund intends to invest only in CMOs that, in Keystone's opinion, are suitable in light of the Fund's investment objective and policies. For further information, see "Additional Investment Information."


  In addition, the Fund may enter into repurchase agreements and reverse repurchase agreements for eligible securities and U.S. government obligations. For further information, see "Additional Investment Information."

  The Fund may also invest up to 35% of its assets under ordinary circumstances and up to 100% of its assets for temporary defensive purposes in obligations of the U.S. government, its agencies or instrumentalities, such as the Federal Home Loan Banks, FNMA, GNMA, FHLMC or the Federal Farm Credit Banks.

  The Fund may assume a temporary defensive position, for example, upon Keystone's determination that market conditions so warrant. The Fund may not be pursuing its investment objective when it assumes a temporary defensive position.


  The Fund will not invest in derivative Mortgage Securities other than the CMOs described in "Additional Investment Information."

RISK FACTORS
  Like any investment, your investment in the Fund involves an element of risk. Before you invest in the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses.

  Certain risks related to the Fund are discussed below. To the extent not discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information."

  Should many shareholders change from this Fund to some other investment at about the same time, the Fund might have to sell portfolio securities at a time when it would be disadvantageous to do so and at a lower price than if such securities were held to maturity.

  By itself, the Fund does not constitute a balanced investment program. Investors should take into account their investment objectives as well as other investments when considering the purchase of shares of any investment company.

INTEREST RATE RISK
  The values of fixed rate securities fluctuate in response to changes in interest rates. When interest rates decline, the value of these securities can be expected to rise. Conversely, when interest rates rise, the value of these securities can be expected to decline. The corresponding increase or decrease in the value of fixed rate securities generally becomes more significant for instruments with longer remaining maturities or longer expected remaining lives. Moreover, investment yields on relatively short-term investments are subject to substantial and rapid fluctuation. The market value of such investments generally will vary inversely to changes in interest rates. If interest rates increase after a security is purchased, the security, if sold prior to maturity, may return less than its cost.


PREPAYMENTS
  The Mortgage Securities in which the Fund principally invests differ from conventional bonds in that principal is repaid over the life of the investment rather than at maturity. As a result, the holder of the investment (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages or loans. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is higher or lower than the rate on the existing investment.

RESETS
  The interest rates paid on the securities held in ARMS and adjustable rate CMOs in which the Fund invests are readjusted at intervals of up to three years (generally one year or less) to an increment over some predetermined interest rate index.

  There are three main categories of indices: (1) those based on U.S. Treasury securities; (2) those derived from a calculated measure, such as a cost of funds index; or (3) a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank and commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

  The Fund's net asset value per share could vary to the extent that current interest rates on Mortgage Securities are different than market interest rates during periods between coupon reset dates. During periods of rising or falling interest rates, changes in the coupon rate lag behind changes in the market rate possibly resulting in a net asset value per share that is slightly lower or higher, as the case may be, until the coupon resets to market rates. Investors could suffer some principal loss if they sold their shares of the Fund during periods of rising interest rates before the interest rates on the underlying mortgages or loans were adjusted to reflect current market rates. During periods of fluctuations in interest rates, the Fund's net asset value per share will fluctuate as well.

CAPS AND FLOORS
  The underlying loans or mortgages that collateralize the ARMS and CMOs in which the Fund invests will frequently have "caps" and "floors" that limit the maximum amount by which the loan rate to the borrower may change up or down per reset or adjustment interval and over the life of the loan.

  The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of loans or mortgages held as investments to reach their maximum allowable annual or lifetime reset limits (cap rates). Fluctuation in interest rates above these levels would cause such mortgages or loans to "cap" out and to behave more like long-term fixed rate debt securities. Conversely, the Fund will not benefit from decreases in interest rates to the extent that prepayments increase. In addition, when interest rates decline, the Fund's income will be reduced when the interest rates on underlying adjustable rate mortgages are reduced.

ADDITIONAL FACTORS
  It is possible in an environment in which interest rates on short-term, fixed rate debt securities are rising faster than interest rates on long-term, fixed rate debt securities that the Fund's investments may not perform as expected primarily because of the reset risk described above. In this abnormal interest rate environment, the market value of Mortgage Securities in general will typically under-perform other fixed rate debt securities.

  ARMS are not as effective a means of "locking in" long-term interest rates as are fixed rate debt securities. The market value of ARMS will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, ARMS have less risk of a decline than fixed rate debt securities of comparable maturities during periods of rapidly rising rates and have less potential than such investments for capital appreciation due to their adjustable rate features and the likelihood of increased prepayments of mortgages as interest rates decline.

  To the extent ARMS are purchased at a premium, unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid over the face value of the security. On the other hand, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income, which, when distributed to shareholders, will be taxable as ordinary income.

  While the Fund may invest in securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, the market value of such securities is not guaranteed. In addition, current yield levels should not be considered representative of yields for any future period of time.


  For further information about the types of investments and investment techniques available to the Fund, including the associated risks, see the section of this prospectus entitled "Additional Investment Information" and the statement of additional information.

INVESTMENT RESTRICTIONS

  The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the vote of a majority of the Fund's outstanding shares. These restrictions and certain other fundamental and non- fundamental restrictions are set forth in detail in the statement of additional information. Unless otherwise stated, all references to the Fund's assets are in terms of current market value.

  Generally the Fund may not do the following: (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (excepting U.S. government securities); and (2) borrow money or enter into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of the Fund's net assets.

  If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value is not a violation of the limit.

PRICING SHARES

  The net asset value of a Fund share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. eastern time for purposes of pricing Fund shares) except on days when changes in the value of the Fund's portfolio securities do not affect the current net asset value of its shares. The Exchange currently is closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of the Fund is arrived at by determining the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of its shares outstanding.

  The Fund values most of its securities at the mean of the bid and asked price at the time of valuation and values other securities at fair value according to procedures established by the Board of Trustees, including valuing certain of its fixed rate Mortgage Securities on the basis of valuations provided by a pricing service approved by the Fund's Board of Trustees, which uses information with respect to transactions in Mortgage Securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value.

  The Fund values securities with maturities of sixty days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market. Securities with remaining maturities of more than sixty days for which market quotations are readily available are valued at current market value. Securities with remaining maturities of more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market. All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith in accordance with procedures established by the Board of Trustees.

DIVIDENDS AND TAXES

  The Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly and to declare and distribute all net realized long-term capital gains annually. All dividends and distributions are payable in that class of shares upon which the distribution is based or, at the option of the shareholder (which must be exercised before the record date for the distribution), in cash. Shareholders who have not opted to receive cash prior to the payable date for any net investment income dividend or the record date for any capital gains distribution will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value per share is used in computing the number of shares in both capital gains and income distribution reinvestments.

  Dividends will be automatically invested in that class of shares upon which the distribution is based unless the shareholder elects to receive them in cash. Dividends are taxable as ordinary income to shareholders who are subject to federal income taxes and may also be subject to state and local taxes. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

  The Fund has qualified, and intends to continue to qualify, as a regulated investment company under the Internal Revenue Code (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year. Any such distribution declared in October, November or December to shareholders of record in such month and paid by the following January 31 would be includable in the taxable income of shareholders as if paid on December 31 of the year in which the distribution was declared. If the Fund qualifies and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability. Because Class Y shares bear most of the costs of distribution of such shares through an annual distribution fee, expenses attributable to Class Y shares will generally be higher than those attributable to Class Z shares, and income distributions paid by the Fund with respect to Class Z shares will generally be greater than those paid with respect to Class Y shares.

  The Fund intends to distribute its net long-term capital gains as capital gain dividends; such dividends are treated by shareholders as long-term capital gains. Such distributions will be designated as long-term capital gain dividends by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's fiscal taxable year. If a shareholder receives a capital gain dividend, then any allowable loss on disposition of Fund shares will be treated as a long-term capital loss to the extent of such capital gain dividend, if such shares have been held for six months or less.


  Since none of the Fund's income will consist of corporate dividends, no distributions will qualify for the corporate dividends received deduction.

FUND MANAGEMENT AND EXPENSES

BOARD OF TRUSTEES
  Under Massachusetts law, the Fund's Board of Trustees has absolute and exclusive control over the management and disposition of all assets of the Fund. Subject to the authority of the Board of Trustees, Keystone serves as investment adviser to the Fund and is responsible for the overall management of the Fund's business and affairs.


INVESTMENT ADVISER
  Keystone, the Fund's investment adviser, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. (formerly named Keystone Group, Inc.) ("Keystone Investments"), located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  Keystone Investments is a corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert
H. Elfner, III, Roger T. Wickers, Edward F. Godfrey and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone, its affiliates and the Keystone Investments Family of Funds.

  Pursuant to its Investment Advisory and Management Agreement with the Fund (the "Advisory Agreement"), Keystone provides investment advisory and management services to the Fund. The Fund pays Keystone a fee for its services at the annual rate of 0.30% of the average daily net asset value of the shares of the Fund. A pro-rata portion of the fee is payable in arrears at the end of each day or calendar month as Keystone may, from time to time, specify to the Fund.


  The Advisory Agreement continues in effect from year to year only so long as such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding shares of the Fund. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of Independent Trustees in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or Keystone, or by a vote of shareholders of the Fund. The Advisory Agreement will terminate automatically upon its assignment.


  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.

FUND EXPENSES
  Pursuant to the Advisory Agreement, Keystone has agreed to pay certain of the Fund's expenses, including expenses of the Fund's transfer agent, custodian and auditors; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; expenses of preparing, printing and mailing Fund prospectuses, notices, reports and proxy material; and expenses of shareholders' and Trustees' meetings. In addition to the investment advisory and management fee discussed above, the principal expenses that the Fund is expected to pay, include expenses of its Independent Trustees, brokerage commissions, interest charges and taxes, legal fees and certain extraordinary expenses. Each class will pay all of the expenses attributable to it. Such expenses are currently limited to Distribution Plan expenses.

  During the fiscal year ended September 30, 1995, Keystone voluntarily limited the expenses of the Fund's Class Y and Class Z shares to .55% and
 .30%, respectively, of average net class assets annually. Keystone reserves the right at any time, however, to make a redetermination of whether to continue these expense limits and, if so, at what rates.

  For the fiscal year ended September 30, 1995, the Fund paid or accrued to Keystone investment management and advisory services fees of $79,819 which represented 0.30% of the Fund's average net assets. For the fiscal year ended September 30, 1995, the Fund paid .55% and .30% of the average annual net assets of the Class Y and Class Z shares, respectively, in expenses.

PORTFOLIO MANAGER
  Christopher P. Conkey has been the Fund's portfolio manager since 1991. Mr. Conkey is a Keystone Senior Vice President and has more than 12 years of investment experience.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may follow a policy of considering as a factor the number of shares of the Fund sold by such broker-dealer. In addition, broker-dealers executing portfolio transactions from time to time, may be affiliated with the Fund, Keystone, FICO, the Fund's principal underwriter, (or their affiliates). FICO, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


  The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.


PORTFOLIO TURNOVER
  The Fund's portfolio turnover rates for the fiscal years ended September 30, 1995 and 1994 were 56% and 63%, respectively.

HOW TO BUY SHARES

  Shares of the Fund are sold through FICO. FICO acts as the Fund's principal underwriter and is an affiliate of Keystone. Shares are sold without a sales charge at the offering price, which equals the net asset value per share next computed after the Fund receives the purchase order on each day on which the Exchange is open for business.


  Shares are held in "open accounts," i.e., they are credited to the shareholder's account on the Fund's books. No certificates are issued. All orders for the purchase of shares are subject to acceptance by the Fund, which has the right to reject any order.

  Shares become entitled to income distributions declared on the first business day following receipt by the Fund's transfer agent of payment for the shares.

OPENING AN ACCOUNT
  First, telephone Keystone Investor Resource Center, Inc. ("KIRC"), the Fund's transfer agent and dividend disbursing agent, toll free at 1-800-633-2700 to open an account and obtain an account or wire identification number. Second, arrange with your bank to wire federal funds to KIRC's agent at the following address. (Please include your account number.)

  State Street Bank and Trust Company
  Boston, Massachusetts
  ABA 011000028 Attn: Mutual Fund Division
  For incoming wire A/C 0127-654-2
  For credit to KIARF
  Client Name and/or Account Number:
  ----------------------------------------------------------------------------

  Third, complete and sign the Account Application and mail it to:

  Keystone Investor Resource Center, Inc.
  P.O. Box 2121
  Boston, Massachusetts 02106-2121

  If KIRC deems it appropriate, additional documentation or verification of authority may be required.

  Information on how to wire federal funds is available at any national bank or any state bank that is a member of the Federal Reserve System. The bank may charge for these services. Presently, there is no fee for receipt by KIRC of federal funds wired, but the right to charge for this service is reserved.

ALTERNATIVE SALES OPTIONS

  The Fund offers two classes of shares.

CLASS Y SHARES
  Class Y shares are sold without a sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Class Y shares are available to any investor making a minimum initial purchase aggregating $1,000,000 or more. There is no minimum amount required for subsequent purchases.


  The Fund has adopted a Distribution Plan with respect to its Class Y shares ("Class Y Distribution Plan"), that provides for payments at an annual rate of up to 0.35% of the average daily net asset value of Class Y shares, to pay expenses of the distribution of Class Y shares. Payments are expected to be at a rate of 0.25% of the average daily net assets of Class Y shares. Amounts paid by the Fund under the Class Y Distribution Plan are generally used to pay FICO and others' service fees. The Fund may also make payments to FICO, dealers and others for activities that are primarily intended to result in sales of Fund shares, including, but not limited to, mail promotions and advertising, including the use of member name and address lists of affinity groups, professional associations, trade groups, industry associations or other associations (e.g., credit union trade groups), for which use royalty payments may be made. As a result, income distributions paid by the Fund with respect to Class Y shares will generally be less than those paid with respect to Class Z shares. See "Distribution Plan" below.

CLASS Z SHARES
  Class Z shares are sold without a sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Class Z shares are available to the following investors making a minimum initial purchase aggregating $1,000,000 or more: officers, directors or trustees, and employees of the Fund, Keystone, FICO, or any of their affiliates, and members of the immediate families of such persons, or any trust, pension, profit-sharing, or other retirement or benefit plan for the benefit of such persons; present shareholders of Class Z shares of the Fund; and existing investment advisory clients of KIC, FICO, or any of their affiliates. There is no minimum amount required for subsequent purchases.

ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  FICO may, from time to time, provide promotional incentives to certain dealers whose representatives have sold or are expected to sell significant amounts of the Fund. In addition, dealers may, from time to time, receive additional cash payments. FICO may provide written information to dealers with whom it has dealer agreements that relates to sales incentive campaigns conducted by such dealers for their representatives as well as financial assistance in connection with pre-approved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers ("NASD").

  FICO may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by FICO. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to 0.25% of the value of shares sold by such dealer.

  FICO also may pay a transaction fee up to the level of the payments made allowable to dealers for the sale of such shares as described above to banks and other financial services firms that facilitate transactions in shares of the Fund.

  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Board of Trustees will consider what action, if any, is appropriate.


  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.


DISTRIBUTION PLAN
  As discussed above, the Fund bears some of the costs of selling its Class Y shares under a Distribution Plan adopted with respect to its Class Y shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class Y Distribution Plan are limited to up to 0.35% annually of the average daily net asset value of Class Y shares.

  The NASD limits the amount that a fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the 12b-1 Distribution Plan, plus interest at the prime rate plus 1% on such amounts remaining unpaid from time to time.


  The Class Y Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of Class Y.


  For the year ended September 30, 1995, the Fund paid or accrued to FICO $5,470 under its Class Y Distribution Plan.

  Payments pursuant to the Class Y Distribution Plan are included in the operating expenses of that class.


HOW TO REDEEM SHARES

  Shares of the Fund may be redeemed at net asset value by mail or by using the telephone or telecommunication redemption privilege.

MAIL REDEMPTIONS
  Shares may be redeemed on each day on which the Exchange is open by mailing a written request to KIRC at the following address:

  Keystone Investor Resource Center, Inc.
  P.O. Box 2121
  Boston, Massachusetts 02106-2121

  The signatures on the written request must be PROPERLY GUARANTEED by a U.S. stock exchange member, a bank or other persons eligible to guarantee signatures under the Securities Exchange Act of 1934 and KIRC's policies when the circumstances of such redemptions indicate that guaranteed signatures are appropriate, in the judgment of the Fund or KIRC, for the protection of the Fund, its shareholders and KIRC.

TELEPHONE OR TELECOMMUNICATION  REDEMPTIONS
  Shares may be redeemed on each day on which the Exchange is open for business by telephone (toll free 1-800-633-2700), Mailgram, fax or other request not bearing a signature and a signature guarantee to KIRC.


  Shareholders who wish to take advantage of one must complete and sign the Account Application, including the Redemption Authorization Section.


  Redemption proceeds will be wired in federal funds only to the commercial bank (and account number) designated by the shareholder on the Account Application form. CONSEQUENTLY, SHAREHOLDERS MUST COMPLETE AN ACCOUNT APPLICATION, INCLUDING THE REDEMPTION AUTHORIZATION. If KIRC deems it appropriate, additional documentation may be required. Although at present KIRC pays the wire costs involved, it reserves the right at any time to require the shareholder to pay such costs.

  Except as otherwise noted, neither the Fund, KIRC nor FICO assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over the telephone are genuine. Neither the Fund, KIRC nor FICO will be liable when following instructions received by telephone that KIRC reasonably believes to be genuine.

  The Fund computes the amount due a shareholder at the close of the Exchange at the end of the day on which it has received all proper documentation. Payment will be made promptly and, in any event, within seven days after a properly completed redemption request is received, subject to suspension of the right of redemption or extension of the date for payment when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

  Any change in the bank account designated to receive redemption proceeds must be made in another Account Application signed by the shareholder (WITH SIGNATURES PROPERLY GUARANTEED IN THE MANNER DESCRIBED ABOVE) and delivered to KIRC at the address above.

  If a shareholder redeems all the shares in an account, the shareholder will receive, in addition to the value thereof, all declared but unpaid distributions thereon.

  The Fund has made no arrangements with brokers for the repurchase of shares. Redemptions placed through brokers, who may charge for their services, must comply with the redemption procedures and requirements described above.

GENERAL
  The Fund reserves the right, at any time, to terminate, suspend or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose or change fees.

SHAREHOLDER SERVICES

  Details on all shareholder services may be ob-tained from KIRC by calling toll free 1-800-633-2700 or from FICO by writing FICO at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

SHAREHOLDER ACCOUNTS
  Each investor will automatically have established an account under which he or she will receive a statement showing details of all transactions, including the current balance of full and fractional shares in the account.

SUBACCOUNTS
  Special processing has been arranged with KIRC for banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An investor wishing to avail himself or herself of KIRC's subaccounting facilities will be required to enter into a separate agreement, with the charges to be determined on the basis of the level of services to be rendered. Subaccounts may be opened with the initial investment or at a later date and may be established by an investor with registration either by name or by number.

PERFORMANCE DATA


  From time to time, the Fund may advertise "total return" and "current yield." ALL DATA IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return and current yield are computed separately for each class of shares of the Fund. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested in a particular class to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts.


  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period.


FUND SHARES


  The Fund currently issues two classes of shares, which participate in dividends and distributions and have equal voting, liquidation and other rights except that (1) expenses related to the distribution of each class of shares or other expenses that the Board of Trustees may designate as class expenses, from time to time, are borne solely by each class; (2) each class of shares has exclusive voting rights with respect to its Distribution Plan, if any; and (3) each class has a different designation. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares will have no preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and freely assignable as collateral. There are no sinking fund provisions. The Fund is authorized to issue additional classes or series of shares.


  Shareholders of the Fund are entitled to one vote for each full share owned and fractional votes for fractional shares on all matters subject to Fund vote. Shares of the Fund vote together except when required by law to vote separately by series or class. The Fund does not have annual meetings. The Fund will have special meetings, from time to time, as required under its Declaration of Trust and under the 1940 Act. As provided in the Declaration of Trust of the Fund, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when 10% of the outstanding shares request a meeting. Shareholders may be eligible for shareholder communications assistance in connection with the special meeting.

  Under Massachusetts law it is possible that a Fund shareholder may be held personally liable for the Fund's obligations. The Fund's Declaration of Trust provides, however, that shareholders shall not be subject to any personal liability for the Fund's obligations and provides indemnification from Fund assets for any shareholder held personally liable for the Fund's obligations. Disclaimers of such liability are included in each Fund agreement.


ADDITIONAL INFORMATION

  KIRC, located at 101 Main Street, Cambridge, Massachusetts 02142-1519, is a wholly-owned subsidiary of Keystone. As previously mentioned, KIRC serves as the Fund's transfer agent and dividend disbursing agent.
  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

------------------------------------------------------------------------------
                      ADDITIONAL INVESTMENT INFORMATION
------------------------------------------------------------------------------
  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.


REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be creditworthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees upon entering into the contract to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees of the Fund has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.

REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets such as U.S. government securities or other high grade debt securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price. Borrowing and reverse repurchase agreements magnify the potential for gain or loss on the portfolio securities of the Fund and, therefore, increase the possibility of fluctuation in the Fund's net asset value. Such practices may constitute leveraging. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. The staff of the Securities and Exchange Commission has taken the position that the 1940 Act treats reverse repurchase agreements as being included in the percentage limit on borrowings imposed on a Fund.


COLLATERALIZED MORTGAGE OBLIGATIONS
  The Fund will invest only in CMOs issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund intends to invest only in CMOs that, in Keystone's opinion, are suitable in light of the Fund's investment objective and policies. The Fund may purchase any class of CMO other than the residual (final) class or a class whose average life would extend or is shortened by more than 6 years under modeling scenarios where mortgage commitment rates immediately rise or fall 300 basis points.

  CMOs are debt obligations collateralized by Mortgage Securities and may be issued by and guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The principal governmental issuer of CMOs is FNMA. In addition, FHLMC issues a significant number of CMOs. The secondary market for CMOs is actively traded.

  CMOs are structured by redirecting the total payment of principal and interest on the underlying Mortgage Securities used as collateral to create classes with different interest rates, maturities and payment schedules. Instead of interest and principal payments on the underlying Mortgage Securities being passed through or paid pro-rata to all holders of interests in the underlying Mortgage Securities, each class of a CMO is paid from and secured by a separate priority payment of the cash flow generated by the pledged Mortgage Securities.


  Most CMO issues have at least four classes. Classes with earlier maturities receive priority on payments to assure the early maturity. After the first class is redeemed, excess cash flow not necessary to pay interest on the remaining classes is directed to the repayment of the next maturing class until that class is fully redeemed. This process continues until all classes of the CMO issue have been paid in full. Among the CMO classes available are floating (adjustable) rate classes, which have characteristics similar to ARMS and inverse floating rate classes whose coupons vary inversely with the rate of some market index.

KEYSTONE

INSTITUTIONAL
ADJUSTABLE
RATE FUND

PROSPECTUS


[logo] KEYSTONE
       INVESTMENTS

[logo]

KIARF-P 1/96
 .55M

[recycle logo]

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 JANUARY 8, 1996



     This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Institutional Adjustable Rate Fund (the "Fund") dated January 8, 1996. A copy of the prospectus may be obtained from Fiduciary Investment Company, Inc. ("FICO"), the Fund's principal underwriter, 200 Berkeley Street, Boston, Massachusetts 02116-5034.



-------------------------------------------------------------------------------
                                TABLE OF CONTENTS
-------------------------------------------------------------------------------

                                                             Page

         The Fund                                              2
         Investment Restrictions                               2
         Dividends and Taxes                                   4
         Valuation of Securities                               5
         Investment Adviser                                    6
         Trustees and Officers                                 8
         Distribution Plan                                    12
         Distributor                                          14
         Brokerage                                            15
         Declaration of Trust                                 17
         Standardized Total Return and Yield Quotations       19
         Additional Information                               20
         Appendix                                             A-1
         Financial Statements                                 F-1
         Independent Auditors' Report                         F-15



#101606a5

-------------------------------------------------------------------------------
                                    THE FUND
-------------------------------------------------------------------------------


         The Fund is a diversified, open-end management investment company commonly known as a mutual fund. The Fund was formed as a Massachusetts business trust on June 19, 1991. The Fund is one of thirty funds managed or advised by Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.) ("Keystone"), the Fund's investment adviser.


         Certain information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund.


-------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------

         The following restrictions are fundamental and may not be changed without a vote of the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the Fund's outstanding shares. The Fund shall not do any of the following:

         (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer; this limitation does not apply to investments in securites issued or guaranteed by the U.S. government, its agencies or instrumentalities;

         (2) invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less than three years of continuous operations;

         (3) pledge more than 15% of its net assets to secure indebtedness; the purchase or sale of securities on a when issued basis is not deemed to be a pledge of assets;

         (4) borrow money or enter into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregate amounts up to one-third of the value of its net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such excess borrowings will be repaid before additional investments are made;

         (5) make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more than 15% of its total assets to brokers, dealers and financial institutions, and enter into repurchase agreements;

         (6) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;

         (7) issue senior securities; the purchase or sale of securities on a when issued basis is not deemed to be the issuance of a senior security;

         (8) purchase securities on margin, except that it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities;

         (9) purchase more than 3% of the total outstanding voting securities of any one investment company, invest more than 5% of its total assets in any one investment company or invest more than 10% of its total assets in investment companies in general, except as part of a merger, consolidation, purchase of assets or similar transaction;

         (10) purchase or sell commodities or commodity contracts or real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate and may engage in financial futures contracts and related options transactions; and

         (11) underwrite securities of other issuers, except that the Fund may purchase securities from the issuer or others and dispose of such securities in a manner consistent with its investment objective.

         In order to permit the sale of Fund shares in certain states or foreign countries, the Fund may make commitments more restrictive than the investment restrictions described above. Should the Fund determine that any such commitment is no longer in the best interests of the Fund, it will revoke the commitment by terminating sales of its shares in the state or country involved.

         If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in asset value of a security or a decrease in Fund assets is not a violation of the limit.


-------------------------------------------------------------------------------
                               DIVIDENDS AND TAXES
-------------------------------------------------------------------------------


         The Fund intends to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly and to declare and distribute all net realized long-term capital gains annually. The Fund distributes such dividends and capital gains in shares or, at the option of the shareholder, in cash. Distributions are taxable whether paid in cash or in additional Fund shares. Shareholders who have not opted prior to the payable date for any income dividend or the record date for any capital gains distribution to receive cash will have the number of such shares determined on the basis of the Fund's net asset value per share computed at the end of the day on the record date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Dividends will be automatically invested in additional shares of the Fund unless the shareholder elects to receive them in cash. Dividends are taxable as ordinary income to shareholders who are subject to federal income taxes and may also be subject to state and local taxes. The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

         It is not expected that the Fund's income dividends will be eligible for the corporate dividends received deduction. Distributed long-term capital gains are taxable as such to the shareholder regardless of the period of time Fund shares have been held by the shareholder. If such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long-term capital loss on such shares to the extent of the capital gains distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment, though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.


         When the Fund makes a distribution it intends to distribute only the Fund's net capital gains and such income as has been predetermined to the best of the Fund's ability to be taxable as ordinary income. Therefore, net investment income distributions will not be made on the basis of distributable income as computed on the books of the Fund, but will be made on a federal income tax basis.


-------------------------------------------------------------------------------
                             VALUATION OF SECURITIES
-------------------------------------------------------------------------------

         Current values for the Fund's portfolio securities are determined in the following manner:

         (1) securities for which market quotations are readily available are valued at market value, which is deemed to be the mean of the bid and asked prices at the time of valuation;

         (2) (a) instruments having maturities of sixty days or less when purchased are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

             (b) instruments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and which in either case reflects fair value as determined in accordance with procedures established by the Fund's Board of Trustees;

             (c) instruments having maturities of more than sixty days, for which market quotations are readily available, are valued at current market value; and

         (3) securities, including restricted securities, for which market quotations are not readily available, and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         The Fund believes that reliable market quotations are generally not readily available for purposes of valuing certain securities. As a result, depending on the particular securities owned by the Fund, it is likely that most of the valuations for such obligations will be based upon their fair value determined under procedures that have been approved by the Board of Trustees. The Board of Trustees has authorized the use of a pricing service to determine the fair value of the Fund's fixed rate mortgage securities. Securities for which market quotations are readily available are valued on a consistent basis at that price quoted that, in the opinion of the Board of Trustees or the person designated by the Board of Trustees to make the determination, most nearly represents the market value of the particular security. Other assets and any securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith using methods prescribed by the Board of Trustees.


-------------------------------------------------------------------------------
                               INVESTMENT ADVISER
-------------------------------------------------------------------------------

         Subject to the general supervision of the Fund's Board of Trustees, Keystone serves as investment adviser to the Fund and is responsible for the overall management of the Fund's business and affairs.

         Keystone, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. (formerly named Keystone Group, Inc.) ("Keystone Investments"), which is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


         Keystone Investments is a corporation predominantly owned by former and current members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Roger T. Wickers, Edward F. Godfrey, and Ralph J. Spuehler, Jr. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Inc. ("Keystone Management"), Keystone, their affiliates and the Keystone Investments Family of Funds.


         Pursuant to an Investment Advisory and Management Agreement between the Fund and Keystone (the "Advisory Agreement") and subject to the supervision of the Fund's Board of Trustees, Keystone manages and administers the operation of the Fund and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objective and restrictions.

         The Advisory Agreement stipulates that Keystone shall provide office space, all necessary office facilities, equipment and personnel in connection with its services under the Advisory Agreement and pay or reimburse the Fund for the compensation of officers and Trustees of the Fund who are affiliated with Keystone as well as pay all expenses of Keystone incurred in connection with the provision of its services. In addition, Keystone also assumes and pays or reimburses the Fund for all charges and expenses of any custodian or depository appointed by the Fund for the safekeeping of its cash, securities and other property; all charges and expenses for bookkeeping and auditors; all charges and expenses of any transfer agents and registrars appointed by the Fund; all costs of certificates representing shares of the Fund; all fees and expenses involved in registering and maintaining registrations of the Fund and of its shares with the Securities and Exchange Commission (sometimes referred to herein as the "SEC" or the "Commission") and registering or qualifying its shares under state or other securities laws, including, without limitation, the preparation and printing of registration statements, prospectuses and statements of additional information for filing with the Commission and other authorities; expenses of preparing, printing and mailing prospectuses and statements of additional information to shareholders of the Fund; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing notices, reports and proxy materials to shareholders of the Fund; and all charges and expenses of filing annual and other reports with the Commission and other authorities.

         The Fund assumes and pays all other expenses of the Fund, including, without limitation, (1) all fees of all Trustees of the Fund who are not affiliated with Keystone or any of its affiliates, or with any adviser retained by Keystone; (2) all brokers' fees, expenses and commissions and issue and transfer taxes chargeable to the Fund in connection with transactions involving securities and other property to which the Fund is a party; (3) all costs and expenses of distribution of its Class Y shares incurred pursuant to its Class Y Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act; (4) all charges and expenses of legal counsel for the Fund and for Trustees of the Fund in connection with routine legal matters relating to the Fund, including, without limitation, legal services rendered in connection with the Fund's existence, business trust and financial structure and relations with its shareholders, registrations and qualifications of securities under federal, state and other laws, and issues of securities; (5) all taxes and business trust fees payable by the Fund to federal, state or other governmental agencies; (6) all interest costs of the Fund; and (7) all extraordinary expenses and charges of the Fund, including all charges and expenses of legal counsel to the Fund in connection with extraordinary matters, including, without limitation, any litigation involving the Fund, its Trustees, officers, employees or agents. In the event Keystone provides any of these services or pays any of these expenses, the Fund will promptly reimburse Keystone therefor.

         The Fund pays Keystone a fee for its services to the Fund at the annual rate of 0.30% of the average daily net asset value of the shares of the Fund. A pro rata portion of the fee is payable in arrears at the end of each day or calendar month as Keystone may, from time to time, specify to the Fund.

         Currently, annual expenses of the Fund's Class Y shares have been voluntarily limited by Keystone to no more than 0.55% of Class Y's average daily net assets. Currently, annual expenses of the Fund's Class Z shares have been voluntarily limited by Keystone to no more than 0.30% of Class Z's average daily net assets. Keystone reserves the right at any time, however, to make a redetermination of whether to continue these expense limits and, if so, at what rates. Keystone will not be required to make any reimbursement to the extent such reimbursement would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

         During the year ended September 30, 1993, the Fund paid or accrued to Keystone investment management and advisory services fees of $148,915, which represented 0.30% of the Fund's average net assets on an annualized basis.

         During the year ended September 30, 1994, the Fund paid or accrued to Keystone investment management and advisory services fees of $123,050, which represented 0.30% of the Fund's average net assets on an annualized basis.


         During the year ended September 30, 1995, the Fund paid or accrued to Keystone investment management and advisory services fees of $79,819, which represented 0.30% of the Fund's average net assets on an annualized basis.


         The Advisory Agreement continues in effect only if approved at least annually by the Board of Trustees of the Fund or by a vote of a majority of the outstanding shares of the Fund, and such renewal has been approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares of the Fund. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


-------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------

         Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:


*ALBERT H. ELFNER, III: President, Chief Executive Officer and Trustee of the
     Fund; Chairman of the Board, President, Director and Chief Executive Officer of Keystone Investments; President, Chief Executive Officer and Trustee or Director of all 30 funds in the Keystone Investments Family of Funds; Director and Chairman of the Board, Chief Executive Officer and Vice Chairman of Keystone; Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional") (formerly named Keystone Investment Management Corporation), and Keystone Fixed Income Advisors ("KFIA"); Director, Chairman of the Board, Chief Executive Officer and President of Keystone Management, Keystone Software Inc. ("Keystone Software"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; Director of the Principal Underwriter, KIRC, and Fiduciary Investment Company, Inc. ("FICO"); Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; former Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); former Director and Vice President of Robert Van Partners, Inc.; and former Trustee of Neworld Bank.

FREDERICK AMLING: Trustee of the Fund; Trustee or Director of all other Keystone
     Investments Funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); Member, Board of Advisers, Credito Emilano (banking); and former Economics and Financial Consultant, Riggs National Bank.

CHARLES A. AUSTIN III: Trustee of the Fund; Trustee or Director of all other
     Keystone Investments Funds; Investment Counselor to Appleton Partners, Inc.; former Managing Director, Seaward Management Corporation (investment advice) and former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Trustee of the Fund; Director of
     Keystone Investments; Chairman of the Board and Trustee or Director of all other Keystone Investments Funds; former Director and Chairman of the Board of Hartwell Keystone; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Chairman of the Board and Chief Executive Officer of Keystone Investments; and former Chief Executive Officer of the Fund.

EDWIN D. CAMPBELL: Trustee of the Fund; Trustee or Director of all other
     Keystone Investments Funds; Executive Director, Coalition of Essential Schools, Brown University; Director and former Executive Vice President, National Alliance of Business; former Vice President, Educational Testing Services; and former Dean, School of Business, Adelphi University.

CHARLES F. CHAPIN: Trustee of the Fund; Trustee or Director of all other
     Keystone Investments Funds; former Group Vice President, Textron Corp.; and former Director, Peoples Bank (Charlotte, N.C).

LEROY KEITH, JR.: Trustee of the Fund; Trustee or Director of all other Keystone
     Investments Funds; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

K. DUN GIFFORD: Trustee of the Fund; Trustee or Director of all other Keystone Investments Funds; Chairman of the Board, Director and Executive Vice President, The London Harness Company; Managing Partner, Roscommon Capital Corp.; Trustee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chief Executive Officer, Gifford Gifts of Fine Foods; Chairman, Gifford, Drescher & Associates (environmental consulting); President, Oldways Preservation and Exchange Trust (education); and former Director, Keystone Investments and Keystone.

F. RAY KEYSER, JR.: Trustee of the Fund; Trustee or Director of all other Keystone Investments Funds; Of Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Vermont Electric Power Company, Inc., Grand Trunk Corporation, Central Vermont Railway, Inc., S.K.I. Ltd., Sherburne Corporation, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc. and the Investment Company Institute; former Governor of Vermont; former Director and President, Associated Industries of Vermont; former Chairman and President, Vermont Marble Company; former Director of Keystone; and former Director and Chairman of the Board, Green Mountain Bank.

DAVID M. RICHARDSON: Trustee of the Fund; Trustee or Director of all other
     Keystone Investments Funds; Executive Vice President, DHR International, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc. and J & M Cumming Paper Co.

RICHARD J. SHIMA: Trustee of the Fund; Trustee or Director of all other Keystone
     Investments Funds; Chairman, Environmental Warranty, Inc., and Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Trust Company of Connecticut, Hartford Hospital, Old State House Association and Enhanced Financial Services, Inc.; Member, Georgetown College Board of Advisors; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Kingswood-Oxford School and Greater Hartford YMCA; former Director, Executive Vice President and Vice Chairman of The Travelers Corporation; and former Managing Director of Russell Miller, Inc.

ANDREW J. SIMONS: Trustee of the Fund; Trustee or Director of all other Keystone
     Investments Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; former President, Nassau County Bar Association; and former Associate Dean and Professor of Law, St. John's University School of Law.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; Director, Senior Vice President, Chief Financial Officer and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation, Keystone Trust Company; Treasurer of Keystone Institutional, and FICO; Treasurer and Director of Keystone Management, and Keystone Software; Vice President and Treasurer of KFIA; and Director of KIRC; former Treasurer and Director of Hartwell Keystone; former Treasurer of Robert Van Partners, Inc.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other Keystone Investments Funds; and President of Keystone.

J. KEVIN KENELY: Treasurer of the Fund; Treasurer of all other Keystone Investments Funds; Vice President and Controller of Keystone Investments, Keystone, the Principal Underwriter, FICO and Keystone Software; and Controller of Keystone Asset Corporation and Keystone Capital Corporation.

CHRISTOPHER P. CONKEY: Vice President of the Fund; Vice President certain other
     Keystone Investment Funds; and Senior Vice President of Keystone.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of the Fund; Senior
     Vice President and Secretary of all other Keystone Investments Funds; Senior Vice President, General Counsel and Secretary of Keystone; Senior Vice President, General Counsel, Secretary and Director of the Principal Underwriter, Keystone Management and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel and Director of FICO and KIRC; Vice President and Secretary of KFIA; Senior Vice President, General Counsel and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; former Senior Vice President and Secretary of Hartwell Keystone, and Robert Van Partners, Inc.


* This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.


         Mr. Elfner and Mr. Bissell are "interested persons" by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Hartwell Keystone, KDI and KIRC. Mr. Elfner and Mr. Bissell own shares of Keystone Investments . Mr. Elfner is Chairman of the Board, Chief Executive Officer and a Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

         During the fiscal year ended September 30, 1995, no Trustee affiliated with Keystone nor any officer received any direct remuneration from the Fund. During the same period, no non-affiliated Trustee received retainers or fees. For the year ended December 31, 1995, aggregate compensation received by the Independent Trustees on a fund complex wide basis was $585,990. On December 31, 1995, the Fund's Trustees, officers and former Advisory Board members as a group did not beneficially own any of the Fund's outstanding shares.


         The address of the Fund's Trustees and officers is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


-------------------------------------------------------------------------------
                                DISTRIBUTION PLAN
-------------------------------------------------------------------------------

GENERAL

         The Fund offers two classes of shares. Class Y shares are offered without an initial sales charge and are not subject to a sales charge when they are redeemed. Class Y shares make payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Class Z shares are also offered without a sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. There is no distribution plan in respect of Class Z shares. Class Z shares are available only to certain investors. The prospectus contains a general description of how investors may buy shares of the Fund.

         Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear expenses of distributing their shares if they comply with various conditions, including adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. On March 16, 1994, the Fund's Class Y Distribution Plan was approved by the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund as defined in the 1940 Act ("Independent Trustees") and the Trustees who have no direct or indirect financial interest in the Distribution Plan or any agreement related thereto (the "Rule 12b-1 Trustees" who are the same as the Independent Trustees).

         The National Association of Securities Dealers, Inc. ("NASD") currently limits the amount that the Fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Class Y Distribution Plan, plus interest at the prime rate plus 1% on such amounts.

CLASS Y DISTRIBUTION PLAN

         The Class Y Distribution Plan provides that the Fund may expend daily amounts at an annual rate up to 0.35% of the Fund's average daily net asset value attributable to Class Y shares to finance any activity that is primarily intended to result in the sale of Class Y shares, including without limitation, expenditures consisting of the payment of service fees to a principal underwriter of the Fund ("Principal Underwriter") (currently FICO) or others. Such payments are expected to be at a rate of 0.25% of the average daily net assets of Class Y shares.


         Amounts paid by the Fund under the Class Y Distribution Plan are currently used to pay FICO and others, such as dealers, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class Y shares maintained by FICO and such others on the books of the Fund for specified periods. The Fund may also make payments to FICO, dealers and others for activities that are primarily intended to result in sales of the Fund's Class Y shares, including, but not limited to, mail promotions and advertising, including the use of member name and address lists of affinity groups, professional associations, trade groups, industry associations, or other associations, for which use royalty payments may be made.


         The Class Y Distribution Plan may be terminated, at any time, by vote of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Fund's Class Y shares. Any change in the Class Y Distribution Plan that would materially increase the distribution expenses of the Fund's Class Y shares provided for in the Class Y Distribution Plan requires shareholder approval. Otherwise, the Class Y Distribution Plan may be amended by the Trustees, including the Rule 12b-1 Trustees.

         The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Class Y Distribution Plan limit specified above, and the amounts and purposes of expenditures under the Class Y Distribution Plan must be reported to the Rule 12b-1 Trustees quarterly. The Rule 12b-1 Trustees may require or approve changes in the implementation or operation of the Class Y Distribution Plan and may also require that total expenditures by the Fund under the Class Y Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above.

         Whether any expenditure under the Class Y Distribution Plan is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. A portion of the Fund's Distribution Plan expenses may be includable in the Fund's total operating expenses for purposes of determining compliance with state expense limits.


         For the fiscal year ended September 30, 1995, the Fund paid the Principal Underwriter $5,470 under the Class Y Distribution Plan.


         While the Class Y Distribution Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

         The Independent Trustees of the Fund have determined that the sales of the Fund's Class Y shares resulting from payments under the Class Y Distribution Plan will benefit the Fund.


-------------------------------------------------------------------------------
                                   DISTRIBUTOR
-------------------------------------------------------------------------------

         The Fund has entered into a Distribution Agreement with FICO (the "Distribution Agreement"). FICO is a wholly-owned subsidiary of Keystone.

         The Fund has appointed FICO to act as Principal Underwriter of the Fund's shares in such states as the Fund may, from time to time, designate. FICO will act as agent for the Fund and not as principal. FICO will have the right to obtain subscriptions for and to sell shares as agent of the Fund and, in so doing, may retain and employ representatives to promote distribution of the shares and may obtain orders from brokers or dealers or others for sales of shares to them. No such representative, dealer or broker shall have any authority to act as agent for the Fund. The Distribution Agreement provides that FICO will bear the expenses of preparing, printing and distributing advertising and sales literature and prospectuses used by it. In its capacity as Principal Underwriter, FICO may receive payments from the Fund pursuant to the Class Y Distribution Plan.

         All subscriptions and sales of shares by FICO are at the offering price of the shares in accordance with the provisions of the Fund's Declaration of Trust, By-Laws, current prospectus and statement of additional information. All orders are subject to acceptance by the Fund, and the Fund reserves the right in its sole discretion to reject any order received. Under the Distribution Agreement, the Fund is not liable to anyone for failure to accept any order.

         FICO has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares and will indemnify and hold harmless the Fund, and each person who has been, is or may be a Trustee or officer of the Fund, against expenses reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of FICO or any other person for whose acts FICO is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Fund.

         The Distribution Agreement provides that it will remain in effect for two years and from year to year thereafter as long as its terms and continuance are approved by a majority of the Fund's Independent Trustees at least annually at a meeting called for that purpose, and if its continuance is approved annually by vote of a majority of Trustees, or by vote of a majority of the outstanding shares of the Fund.

         The Distribution Agreement may be terminated, without penalty, on 60 days' written notice by the Fund or on 90 days' written notice by FICO. The Distribution Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.


-------------------------------------------------------------------------------
                                    BROKERAGE
-------------------------------------------------------------------------------

         It is the policy of the Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid, the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.

         Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund is considered to be in addition to and not in lieu of services required to be performed by Keystone under the Advisory Agreement. The cost, value and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of Keystone who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Advisory Agreement, Keystone is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone does follow such a practice, it will do so on a basis that is fair and equitable to the Fund.

         The Fund expects that purchases and sales of its securities and temporary instruments usually will be principal transactions. Adjustable rate and fixed rate securities and temporary instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark up or reflect a dealer's mark down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         The Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities for the Fund's portfolio in order to take advantage of the lower purchase price available to members of such a group.

         Neither Keystone nor the Fund intends to place securities transactions with any particular broker-dealer or group thereof. The Fund's Board of Trustees, however, has determined that the Fund may follow a policy of considering sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

         The policy of the Fund with respect to brokerage is and will be reviewed by the Fund's Board of Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

         Investment decisions for the Fund are made independently by Keystone from those of the other funds and investment accounts managed by Keystone. It may frequently develop that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula that is equitable to each fund or account. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

         In no instance are portfolio securities purchased from or sold to Keystone, FICO or any of their affiliated persons, as defined in the 1940 Act and rules and regulations issued thereunder.


         For the years ended September 30, 1995, 1994 and 1993, the Fund did not pay any brokerage commissions.



-------------------------------------------------------------------------------
                              DECLARATION OF TRUST
-------------------------------------------------------------------------------

MASSACHUSETTS BUSINESS TRUST

         The Fund is a Massachusetts business trust established under a Declaration of Trust dated June 19, 1991 (the "Declaration of Trust"). The Fund is similar in most respects to a business corporation. The principal distinction between the Fund and a corporation relates to the shareholder liability described below. A copy of the Declaration of Trust, as amended, has been filed as an exhibit to the Fund's Registration Statement. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of one or more series and/or classes of shares. Each share of a series or class represents an equal proportionate interest with each other share of the series or class. Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio of securities underlying the series or class. Shareholders have no preemptive or conversion rights. Shares are transferable, redeemable and fully assignable as collateral. There are no sinking fund provisions. The Fund currently issues two classes of shares and is authorized to issue additional classes or series of shares.

SHAREHOLDER LIABILITY

         Pursuant to court decisions or other theories of law, shareholders of a Massachusetts business trust may be held personally liable on the obligations of the trust. The possibility of Fund shareholders incurring financial loss under such circumstances appears remote because the Fund's Declaration of Trust (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

VOTING RIGHTS


         Under the terms of the Declaration of Trust, the Fund does not hold annual meetings. Shares of the Fund are entitled to one vote per share on matters subject to vote by the Fund, such as investment advisory agreements. Shares generally vote together as one class. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the shares of that class. Each class has exclusive voting rights with respect to its respective distribution plan, if any. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting. In such event, the holders of the remaining shares voting will not be able to elect any Trustees.


         After the initial meeting electing Trustees, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law or unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for election of Trustees.

         Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may be removed from or cease to hold office (as the case may be) (1) at any time by two-thirds vote of the remaining Trustees; (2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Declaration of Trust shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         The Trustees have absolute and exclusive control over the management and disposition of all assets of the Fund and may perform such acts as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the Fund or promoting the interests of the Fund and the shareholders.


-------------------------------------------------------------------------------
                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS
-------------------------------------------------------------------------------

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.


         Total return for Class Y shares for the fiscal year ended September 30, 1995 was 6.60%. Total return for Class Y shares for the period May 23, 1994 (commencement of operations) through the fiscal period ended September 30, 1995 was 7.06%. The total return for Class Z for the fiscal year ended September 30, 1995 was 6.87%. The cumulative total return for Class Z for the period October 1, 1991 (commencement of operations) through September 30, 1995 was 20.55%. The compounded average annual total return for Class Z for that same four year period was 4.78%.

         Current yield quotations as they may appear, from time to time, in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The current yields for Class Y and Class Z for the 30-day period ended September 30, 1995 were 6.49% and 6.71%, respectively.

         Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.


-------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

SMALL ACCOUNTS

         The Fund reserves the right to redeem shares in any account in which the value of shares is less than $1,000. The redemption proceeds will be promptly paid to the shareholder. Shareholders will be notified if their accounts are less than such amount and given 60 days to bring the account up to such amount before the redemption is made.

REDEMPTIONS IN KIND

         If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself under the 1940 Act, however, to redeem for cash all shares presented for redemption by any one shareholder in any 90-day period up to the lesser of $250,000 or 1% of the Fund's net assets. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

OTHER INFORMATION

         State Street Bank and Trust Company,located at 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Fund (the "Custodian"). The Custodian performs no investment management functions for the Fund, but, in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the independent auditors for the Fund.

         Keystone Investor Resource Center, Inc., 101 Main Street, Cambridge, Massachusetts 02142, is a wholly-owned subsidiary of Keystone and acts as transfer agent and dividend disbursing agent for the Fund.

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, statement of additional information or in supplemental sales literature issued by the Fund or FICO, and no person is entitled to rely on any information or representation not contained therein.


         As of December 31, 1995, the following accounts owned of record 5% or more of the Fund's Class Y shares:

                                                                 PERCENTAGE
         RECORD OWNER                                            OF CLASS OWNED
         ------------                                            --------------

         William H. Morgan Jr.                                   33.888%
         906 Weightman
         Greenwood, MS 38930-2438

         M & M Farms                                             29.610%
         906 Weightman
         Greenwood, MS 38930-2438

         James Alexander                                         19.714%
         P.O. Box 1265
         Meridian, MS 39302

         Oklahoma Farms Inc.                                     13.628%
         906 Weightman
         Greenwood, MS 38930-2438


         As of December 31, 1995, the following accounts owned of record 5% or more of the outstanding shares of the Fund's Class Z shares:

                                                                 PERCENTAGE
         RECORD OWNER                                            OF CLASS OWNED
         ------------                                            --------------

         Ampex Retirement Master Trust                           69.660%
         P.O. BoX 1992
         Boston, MA 02105-1992

         Keystone Investment Distributors Company                21.551%
         ATTN: Mgr. Financial Accounting
         200 Berkeley Street
         Boston, MA 02116-5022

         Buffalo Color Corp Master Trust                         8.636%
         P.O. Box 1992
         Boston, MA 02105-1992


         The Fund's prospectus and statement of additional information omit certain information contained in its registration statement filed with the Commission, which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.

-------------------------------------------------------------------------------
                                    APPENDIX
-------------------------------------------------------------------------------

                           U.S. GOVERNMENT SECURITIES


         Securities issued or guaranteed by the U.S. government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance and securities issued by the Government National Mortgage Association ("GNMA"). Treasury bills have maturities of one year or less. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. GNMA securities include GNMA mortgage pass-through certificates. Such securities are supported by the full faith and credit of the U.S.


         Securities issued or guaranteed by U.S. government agencies or instrumentalities include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.


         Some obligations of U.S. government agencies and instrumentalities, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in securities issued by such an instrumentality only when Keystone determines under standards established by the Board of Trustees that the credit risk with respect to the instrumentality does not make its securities unsuitable instruments. U.S. government securities do not include international agencies or instrumentalities in which the U.S. government, its agencies or instrumentalities participate, such as the World Bank, Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.


                             CORPORATE BOND RATINGS


S&P CORPORATE BOND RATINGS

         A Standard & Poor's Corporation ("S&P") corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.


         The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         2. Nature of and provisions of the obligation; and

         3. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.


MOODY'S CORPORATE BOND RATINGS


         Ratings of Moody's Investors Service, Inc. ("Moody's") are as follows:

         1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair fundamentally strong position of such issues.

         2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                       ADJUSTABLE RATE SECURITIES RATINGS

S&P RATINGS

         A S&P rating of an issue secured by a pool of mortgages is a measure of the likelihood that cash flow from the mortgages is sufficient for timely payment of interest and principal on the rated security. Each rating category generally defines an adverse economic climate that is likely to impact the performance of the mortgages in the pool over time. The rating process for commercial mortgages, like all asset-backed financings, involves a credit, legal structure and cash flow analysis.

         The credit analysis involves an analysis of the originator and an evaluation of the credit quality of the loans and their risk characteristics, such as property types, geographic locations, loan maturity dates, loan-to-value ratios, lien status and loan seasoning.

         The legal structure analysis involves a review of legal documents to determine the documents accurately reflect the specifics of the financing and a review of flow of funds and investment restrictions of any reserve fund or credit enhancement.

         The cash flow analysis involves identification of the type of security created out of the cash flow from the pool of commercial mortgages and the payment terms of the security. Once these items are identified, the individual loan and pool analysis are applied to determine cash flow scenarios for the pool.

         Eligible ratings are as follows:

         1. AAA - Securities rated AAA have the highest rating assigned by S&P and reflect certainty that the issuer at all times will have pledged collateral such that scheduled cash flow and assumed reinvestment income thereon will be sufficient to pay annual interest on the securities and redeem principal at maturity.

         2. AA - Securities rated AA reflect certainty that amounts available from distributions on the mortgage loans and from reserves will be sufficient to pay monthly interest and return principal.

MOODY'S RATINGS

         Moody's rating provides a system of gradation by which the relative credit risks of investments in adjustable rate securities can be judged. Moody's factors into its ratings the frequency, severity and timing of defaults in order to provide an assessment of the appropriate risk premium for taking on credit risk. In rating adjustable rate securities, Moody's uses the same letter system as that for corporate bonds. In assessing risk, on average the risks associated with Aaa and Aa rated Moody's corporate bonds would apply to adjustable securities rated Aaa or Aa by Moody's. See the description of Moody's corporate bond ratings set forth above.

                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including master demand notes) and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.


COMMERCIAL PAPER

         Commercial paper will consist of issues rated at the time of purchase A-1 by S&P, PRIME-1 by Moody's, or F-1 by Fitch Investors Service, Inc. ("Fitch's"); or, if not rated, will be issued by companies that have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P, or will be determined by Keystone to be of comparable quality.

A. S&P RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:


         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B. MOODY'S RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Issuers rated PRIME-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of PRIME-1 issuers is normally evidenced by the following characteristics:

         1. leading market positions in well-established industries;
         2. high rates of return on funds employed;
         3. conservative capitalization structures with moderate reliance on debt and ample asset protection;
         4. broad margins in earnings coverage of fixed financial charges and high internal cash generation; and
         5. well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

CERTIFICATES OF DEPOSIT

         Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.


         Certificates of deposit will be limited to U.S. dollar denominated certificates of United States banks, including their branches abroad, and of U.S. branches of foreign banks, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation and have at least $1 billion in assets as of the date of their most recently published financial statements.


         The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

BANKERS' ACCEPTANCES

         Bankers' acceptances typically arise from short term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total assets at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

 KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

 SCHEDULE OF INVESTMENTS -- September 30, 1995

                                                                                  Interest     Maturity      Par         Market
                                                                                    Rate         Date       Value        Value
---------------------------------------------------------------------------------------------------------------------------------
 ADJUSTABLE RATE MORTGAGE SECURITIES (91.8%)
 FHLMC  (35.8%)
  FHLMC Pool #605386, Cap 12.890%, Margin 2.114% + CMT, Resets Annually            7.736%      09/01/17   $1,122,269   $1,152,952
  FHLMC Pool #605343, Cap 13.604%, Margin 2.125% + CMT, Resets Annually            7.782       03/01/19    1,459,873    1,500,019
  FHLMC Pool #606541, Cap 13.539%, Margin 2.037% + CMT, Resets Annually            7.735       03/01/21      989,905    1,015,890
  FHLMC Pool #845039, Cap 12.463%, Margin 2.080% + CMT, Resets Annually            7.612       10/01/21    1,598,826    1,640,795
  FHLMC Pool #606679, Cap 12.052%, Margin 2.159% + CMT, Resets Annually            7.566       10/01/21    1,287,306    1,321,497
  FHLMC Pool #845049, Cap 12.678%, Margin 2.183% + CMT, Resets Annually            7.767       11/01/21      248,526      255,827
  FHLMC Pool #845063, Cap 12.050%, Margin 2.174% + CMT, Resets Annually            7.750       11/01/21      904,612      931,185
  FHLMC Pool #845082, Cap 12.350%, Margin 1.997% + CMT, Resets Annually            7.687       03/01/22    1,628,783    1,667,466
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL FHLMC                                                                                                            9,485,631
---------------------------------------------------------------------------------------------------------------------------------
 FNMA  (56.0%)
  FNMA Pool #070119, Cap 12.021%, Margin 2.000% + CMT, Resets Annually             7.802       11/01/17    3,137,088    3,237,083
  FNMA Pool #090678, Cap 13.136%, Margin 2.177% + CMT, Resets Annually             7.747       09/01/18    1,536,260    1,587,632
  FNMA Pool #124015, Cap 13.307%, Margin 1.817% + CMT, Resets Annually             7.580       11/01/18      544,703      555,341
  FNMA Pool #095405, Cap 13.738%, Margin 2.068% + CMT, Resets Annually             7.853       12/01/19    1,110,152    1,142,763
  FNMA Pool #124289, Cap 13.425%, Margin 2.005% + CMT, Resets Annually             7.696       09/01/21    2,758,355    2,831,617
  FNMA Pool #142963, Cap 10.960%, Margin 1.950% + CMT, Resets Annually             7.453       01/01/22    1,800,851    1,836,022
  FNMA Pool #238847, Cap 13.334%, Margin 2.317% + CMT, Resets Annually             8.023       06/01/31    3,524,124    3,647,469
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL FNMA                                                                                                            14,837,927
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL ADJUSTABLE RATE MORTGAGE SECURITIES (Cost - $24,395,519)                                                        24,323,558
---------------------------------------------------------------------------------------------------------------------------------
 FIXED RATE MORTGAGE SECURITIES (2.8%)
 FHLMC  (0.4%)
          FHLMC Pool #277831                                                       7.250       11/01/08      107,107      106,673
---------------------------------------------------------------------------------------------------------------------------------
 FNMA (2.4%)
          FNMA Pool #004534                                                       10.750       10/01/12      572,721      627,616
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL FIXED RATE MORTGAGE SECURITIES (Cost - $716,287)                                                                   734,289
---------------------------------------------------------------------------------------------------------------------------------
 UNITED STATES TREASURY ISSUES (1.9%)
           U.S. Treasury Notes (Cost $501,016)                                      6.000       08/31/97      500,000      501,250
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Schedule of Investments

 KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

 SCHEDULE OF INVESTMENTS -- September 30, 1995

                                                                                  Interest     Maturity      Par         Market
                                                                                    Rate         Date       Value        Value
---------------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT (2.3%)
   Keystone Joint Repurchase Agreement (Investments in repurchase agreements,
     in a joint trading account, purchased 9/30/95)  (Cost -- $618,000)(a)         6.391%      10/02/95     $618,329     $618,000
---------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS (Cost - $26,230,822)(b)                                                                             26,177,097
---------------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- NET (1.2%)                                                                               309,618
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS -- (100.0%)                                                                                               $26,486,715

 NOTES TO SCHEDULE OF INVESTMENTS:

 (a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at September 30, 1995.

 (b) The cost of investments for federal income tax purposes is $26,239,168.  Gross unrealized  appreciation and depreciation of investments, based on identified tax cost at September 30, 1995 are as follows:


          Gross unrealized appreciation       $80,048
          Gross unrealized depreciation      -142,119
                                              -------

          Net unrealized depreciation        -$62,071
                                              =======

 Legend of Portfolio Abbreviations:

 CMT - 1, 3 or 5 year Constant Maturity Treasury Index
 FHLMC - Federal Home Loan Mortgage Corporation
 FNMA - Federal National Mortgage Association

 See Notes to Financial Statements

Keystone Institutional Adjustable Rate Fund

FINANCIAL HIGHLIGHTS - CLASS Y SHARES
(For a share outstanding throughout the period)

                                                                                                  May 23, 1994 (Date of
                                                                      Year Ended September 30,    Initial Public Offering)
                                                                                1995               to September 30, 1994
---------------------------------------------------------------------------------------------------------------------------------
         NET ASSET VALUE BEGINNING OF PERIOD                                    $9.61                     $9.73

         Income from investment operations:
         Net investment income                                                   0.64                      0.17
         Net realized and unrealized gain (loss) on investments                 (0.02)                    (0.13)
---------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                        0.62                      0.04
---------------------------------------------------------------------------------------------------------------------------------
         Less distributions from:
         Net investment income                                                  (0.53)                    (0.16)
         In excess of net investment income                                     (0.05)                        0
         Total distributions                                                    (0.58)                    (0.16)
---------------------------------------------------------------------------------------------------------------------------------
         NET ASSET VALUE END OF PERIOD                                          $9.65                     $9.61
=================================================================================================================================
         TOTAL RETURN                                                            6.60%                     0.35%
         RATIOS/SUPPLEMENTAL DATA
         RATIOS TO AVERAGE NET ASSETS:
                  Total expenses                                                 0.55%                     0.43%(a)
                  Net investment income                                          6.70%                     5.03%(a)
         Portfolio turnover rate                                                   56%                       63%
---------------------------------------------------------------------------------------------------------------------------------
         NET ASSETS END OF PERIOD (THOUSANDS)                                  $2,871                     $   1
=================================================================================================================================

(a) Annualized

See Notes to Financial Statements

Keystone Institutional Adjustable Rate Fund

FINANCIAL HIGHLIGHTS - CLASS Z SHARES
(For a share outstanding throughout the year)



                                                                                       Year Ended September 30,
                                                                          --------------------------------------------------------
                                                                          1995              1994             1993(a)      1992

 NET ASSET VALUE BEGINNING OF YEAR                                        $9.61             $9.93             $9.88      $10.00
---------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                                                     0.63              0.63              0.54        0.67
 Net realized and unrealized gain (loss) on investments                    0.01             (0.49)            (0.01)      (0.15)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                          0.64              0.14              0.53        0.52
---------------------------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS FROM:
 Net investment income                                                    (0.55)            (0.44)            (0.48)      (0.64)
 In excess of net investment income                                       (0.05)            (0.02)                0           0
 Total distributions                                                      (0.60)            (0.46)            (0.48)      (0.64)
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE END OF YEAR                                              $9.65             $9.61             $9.93       $9.88
=================================================================================================================================
 TOTAL RETURN                                                             6.87%             1.43%             5.53%       5.46%
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET ASSETS:
          Total expenses                                                  0.30%             0.30%             0.30%       0.30%
          Net investment income                                           6.61%             5.15%             5.46%       6.83%
 Portfolio turnover rate                                                    56%               63%               81%         88%
---------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS END OF YEAR (THOUSANDS)                                     $23,616           $25,200           $60,035     $51,625
=================================================================================================================================

(a) Per share calculations based on weighted average shares outstanding.

 See Notes to Financial Statements

Keystone Institutional Adjustable Rate Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1995

ASSETS:
   Investments at market value ( identified cost
      -- $26,230,822)(Note 1)                                      $26,177,097
   Cash                                                                     58
   Receivable for:
            Principal paydown                                          234,775
            Interest                                                   227,690
   Receivable from investment adviser (Note 4)                              76
------------------------------------------------------------------------------
                     Total assets                                   26,639,696

LIABILITIES:
   Payable for income distribution                                     152,915
   Accrued expenses                                                         66
------------------------------------------------------------------------------
                     Total liabilities                                 152,981
------------------------------------------------------------------------------
NET ASSETS                                                         $26,486,715
==============================================================================
NET ASSETS REPRESENTED BY (NOTE 1):
   Paid-in capital                                                  27,795,222
   Accumulated distributions in excess of net investment income       (130,905)
   Accumulated net realized gain (loss) on investments              (1,123,877)
   Net unrealized appreciation (depreciation) on investments           (53,725)
------------------------------------------------------------------------------
                              Total net assets                     $26,486,715
==============================================================================
   NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (NOTE 1):
            Class Y Shares
               Net assets of $2,870,585/297,431 shares outstanding       $9.65
            Class Z Shares
               Net assets of $23,616,130/2,447,003 shares outstanding     9.65
==============================================================================

See Notes to Financial Statements

Keystone Institutional Adjustable Rate Fund

STATEMENT OF OPERATIONS


         Year Ended September 30, 1995
------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1):
  Interest                                                          $1,852,307
------------------------------------------------------------------------------
EXPENSES (NOTES 2 AND 4):
  Management fees                                                       79,819
  Distribution Plan expenses                                             5,470
------------------------------------------------------------------------------
           Total expenses                                               85,289
             Less: Reimbursement from investment advisor (Note 4)          (76)
------------------------------------------------------------------------------
           Net expenses                                                 85,213
------------------------------------------------------------------------------
        Net investment income                                        1,767,094
------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3) :
        Net realized gain (loss) on investments                       (233,646)
------------------------------------------------------------------------------
        Net change in unrealized appreciation (depreciation)
         on investments                                                278,275
------------------------------------------------------------------------------
        Net realized and unrealized gain (loss) on investments          44,629
------------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting
         from operations                                            $1,811,723
==============================================================================

See Notes to Financial Statements

Keystone Institutional Adjustable Rate Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year Ended September 30,
                                                -------------------------------
                                                      1995           1994
------------------------------------------------------------------------------
Operations:
 Net investment income                           $1,767,094        $2,054,680
 Net realized gain (loss) on investments           (233,646)         (490,115)
 Net change in unrealized appreciation
   (depreciation) on investments                    278,275          (829,592)
------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                    1,811,723            734,973
------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
 Net investment income - Class Y Shares            (125,619)               (17)
 Net investment income - Class Z Shares          (1,407,521)        (1,803,281)
 In excess of net investment income
   - Class Y Shares                                 (10,726)               -0-
 In excess of net investment income
   - Class Z Shares                                (120,179)           (87,216)
------------------------------------------------------------------------------
     Total distributions to shareholders         (1,664,045)        (1,890,514)
------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 2):
 Proceeds from shares sold - Class Y Shares       5,084,803              1,000
 Proceeds from shares sold - Class Z Shares         219,375          8,811,967
 Payments for shares redeemed - Class Y Shares   (2,362,055)               -0-
 Payments for shares redeemed - Class Z Shares   (3,056,070)       (43,893,431)
 Net asset value of shares issued in
    reinvestment of dividends and distributions
    from:
      Class Y Shares                                118,357                -0-
      Class Z Shares                              1,133,577          1,402,449
------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from capital share transactions   1,137,987        (33,678,015)
------------------------------------------------------------------------------
    Total increase (decrease) in net assets       1,285,665        (34,833,556)
------------------------------------------------------------------------------
NET ASSETS:
 Beginning of year                               25,201,050         60,034,606
------------------------------------------------------------------------------
 End of year [Including undistributed net
   investment income (distributions in excess
   of net investment income) as follows:
   1995-($130,905) and 1994-($87,216)](Note 1)  $26,486,715        $25,201,050
==============================================================================

See Notes to Financial Statements

KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

NOTES TO FINANCIAL STATEMENTS

(1.) SIGNIFICANT ACCOUNTING POLICIES

Keystone Institutional Adjustable Rate Fund (the "Fund") is a Massachusetts business trust for which Keystone Investment Management Company ("Keystone") (formerly known as Keystone Custodian Funds, Inc.) is the Investment Adviser and Manager. The Fund was organized on June 19, 1991, and had no operations prior to October 1, 1991. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company.

The Fund currently offers Class Y shares and Class Z shares. Both classes are offered without an initial sales charge and are not subject to a sales charge when they are redeemed. Class Y shares make payments under a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act.

Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("KII") (formerly Keystone Group, Inc.), a Delaware corporation. KII is privately owned by an investor group consisting of current and former members of management of Keystone and its affiliates. Keystone Investor Resource Center, Inc. ("KIRC"), a wholly-owned subsidiary of Keystone, is the Fund's transfer agent.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. U.S. Government agency securities and certificates are traded in the over-the-counter market and are valued at the mean of bid and asked prices at the time of valuation. Short-term investments which are purchased with maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market. All other securities for which market quotations are readily available are valued at current market value. Management values the following securities at prices it deems in good faith to be fair: (a) securities (including restricted securities) for which complete quotations are not readily available and (b) listed securities if, in the opinion of management, the last sales price does not reflect a current value, or if no sale occurred.

B. Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both financial reporting and federal income tax purposes.

C. The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). Thus, the Fund expects to be relieved of any federal income tax liability by distributing all of its net taxable investment income and net taxable capital gains, if any, to its shareholders. The Fund intends to avoid any excise tax liability by making the required distributions under the Internal Revenue Code.

D. When the Fund enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price) the repurchase price of the securities will generally equal the amount paid by the Fund plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities ("collateral") to the Fund whose value will be maintained at an amount not less than the repurchase price, and which generally will be maintained at 101% of the repurchase price. The Fund monitors the value of collateral on a daily basis, and if the value of collateral falls below required levels, the Fund intends to seek additional collateral from the seller or terminate the repurchase agreement. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on disposing of such securities. If bankruptcy proceedings are commenced against the seller under the repurchase agreement, the realization on the collateral may be delayed or limited. Repurchase agreements entered into by the Fund will be limited to transactions with dealers or domestic banks believed to present minimal credit risks, and the Fund will take constructive receipt of all securities underlying repurchase agreements until such agreements expire.

         Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury and/or Federal Agency obligations.

E. The Fund distributes net investment income monthly and net capital gains, if any, annually. Distributions are determined in accordance with income tax regulations. Distributions from taxable net investment income and net capital gains can exceed book basis net investment income and net capital gains.

         The significant differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are due to the deferral of losses for income tax purposes and differences in the treatment of paydown gains and losses.

(2) CAPITAL SHARE TRANSACTIONS

The Trust Agreement authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Fund were as follows:

                                             Class Y Shares
                              ----------------------------------------------

                                                       May 23, 1994 (Date of
                                  Year Ended        Initial Public Offering)
                              September 30, 1995       to September 30, 1994

----------------------------------------------------------------------------

Shares sold                       529,838                    103
Shares redeemed                  (244,779)                     0
Shares issued in
 reinvestment of dividends
 and distributions                 12,269                      0

----------------------------------------------------------------------------

Net increase (decrease)           297,328                    103

============================================================================

                                             Class Z Shares
                              ----------------------------------------------
                                         Year Ended September 30,
                                   1995                   1994

----------------------------------------------------------------------------

Shares sold                        22,876                899,739
Shares redeemed                  (317,154)            (4,465,425)
Shares issued in
 reinvestment of dividends
 and distributions                117,999                142,717

----------------------------------------------------------------------------

Net increase (decrease)          (176,279)            (3,422,969)

============================================================================

The Fund bears some of the costs of selling its shares under a Distribution Plan adopted with respect to its Class Y shares pursuant to Rule 12b-1 under the 1940 Act.

The Class Y Distribution Plan provides for payments which are currently limited to 0.25% annually of the average daily net assets of Class Y shares to pay expenses of the distribution of Class Y shares.

Amounts paid by the Fund under the Class Y Distribution Plan are currently used to pay service fees to the Fund's principal underwriter, Fiduciary Investment Company Inc.("FICO") and others. The Fund may also make payments to FICO, dealers and others for activities primarily intended to result in sales of Class Y Shares.

The Class Y Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of Class Y. However, after termination of the Class Y Distribution Plan, at the discretion of the Independent trustees, payments to FICO may continue as compensation for its services which had been earned while the Distribution Plan was in effect.

Presently, the Fund's class-specific expenses are limited to Distribution Plan expenses incurred by Class Y shares. During the year ended September 30, 1995, the Fund paid or accrued to FICO $5,470 under its Class Y Distribution Plan. This amount represents 0.25% of the average net asset value of Class Y for the year ended September 30, 1995.

(3.) SECURITIES TRANSACTIONS

As of September 30, 1995 the Fund had capital loss carryovers of approximately $1,072,000 which expire as follows: $305,000 in 2000, $486,000 in 2001 and
$281,000 in 2003.

Purchases and sales of investment securities (including proceeds received at maturity) for the year ended September 30, 1995 were as follows:

                                           Cost of           Proceeds
                                          Purchases         From Sales

---------------------------------------------------------------------------

Portfolio securities                    $ 15,583,485        $ 14,203,463
Short-term investments                   262,057,726         262,207,726

---------------------------------------------------------------------------

                                        $277,641,211        $276,411,189

============================================================================

(4.) INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS

Under the terms of the Investment Advisory and Management Agreement between Keystone and the Fund dated September 19, 1991, Keystone provides investment advisory and management services to the Fund. The Fund pays Keystone a fee for its services at the annual rate of 0.30% of the average daily net assets of the Fund.

During the year ended September 30, 1995, Keystone voluntarily limited expenses including the management fee of Class Y to 0.55% annually and Class Z to 0.30% annually of the respective average daily net assets of each class. However, Keystone will not be required to make any reimbursement to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. In accordance with these voluntary expense limitations, Keystone reimbursed the Fund during the year ended September 30, 1995 $76 for Class Y shares. Keystone does not intend to seek repayment of this amount.

Certain officers and/or directors of Keystone are also officers and/or trustees of the Fund. Officers of Keystone and affiliated trustees receive no compensation directly from the Fund. Currently, the independent trustees of the Fund receive no compensation for their services.

KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

INDEPENDENT AUDITORS' REPORT


The Trustees and Shareholders
Keystone Institutional Adjustable Rate Fund

We have audited the accompanying statement of assets and liabilities of Keystone Institutional Adjustable Rate Fund, including the schedule of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year ended September 30, 1995 and the period from May 23, 1994 (date of initial public offering) to September 30, 1994 for Class Y shares and for each of the years in the four-year period then ended for Class Z shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Institutional Adjustable Rate Fund as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.


                                        KPMG Peat Marwick LLP


Boston, Massachusetts
October 27, 1995

                   KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

                                     PART C

                                OTHER INFORMATION


Item 24.      Financial Statements and Exhibits

Item 24 (a).  Financial Statements


All financial statements listed below are included in Registrant's Statement of Additional Information.

Schedule of Investments                     Year ended
                                            September 30, 1995

Supplementary Information -                 Year ended
                                            September 30, 1995

Statement of Assets and Liabilities         September 30, 1995

Statement of Operations                     Year ended
                                            September 30, 1995

Statements of Changes in Net Assets         Two years ended
                                            September 30, 1995

Notes to Financial Statements

Independent Auditors' Report
  dated October 27, 1995


All other schedules are omitted as the required information is inapplicable.

(24)(b)   Exhibits


         (1)    A copy of Registrant's Declaration of Trust is filed herewith.

         (1)(a) The First Supplemental Declaration of Trust is filed herewith.

         (2)    A copy of Registrant's By-Laws is filed herewith.

         (3)    Not applicable.

         (4)    Not applicable.

         (5) A copy of the Investment Advisory and Management Agreement between Registrant and Keystone Custodian Funds, Inc. (now named Keystone Investment Management Company) is filed herewith.

         (6) A copy of the Distribution Agreement between Registrant and Fiduciary Investment Company, Inc. was filed with Post-Effective Amendment No. 3 to the Registration Statement as Exhibit 24(b)(6) and is incorporated by reference herein.

         (7)    Not applicable.

         (8) A copy of the form of Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank and Trust Company was filed with the Registration Statement as
                Exhibit 24(b)(8) and is incorporated by reference herein.

         (9)    Not applicable.

        (10) An opinion and a consent of counsel as to the legality of the securities registered by the Fund is filed herewith.

        (11) A consent as to the use of the Independent Auditors' Report is filed herewith.

        (12)    Not applicable.

        (13) A copy of Registrant's Subscription Agreement was filed with the Registration Statement as Exhibit 24(b)(13) and is incorporated by reference herein.

        (14)    Not applicable.

        (15) A copy of the form of Registrant's Class Y Distribution Plan was filed with Post-Effective Amendment No. 4 to the Registration Statement and is incorporated by reference herein.

        (16) Schedules for the computation of total return and current yield are filed herewith.

        (17)   Financial Data schedules are filed herewith as Exhibit 27.

        (18)   Not applicable.

        (19)   Powers of Attorney are filed herewith.

Item 25. Persons Controlled by or Under Common Control With Registrant

               Not applicable.

Item 26. Number of Holders of Securities

                                          Number of Record
Title of Class                    Holders as of November 30, 1995
--------------                    -------------------------------

Class Y Shares of                                 7
Beneficial Interest,
without par value

Class Z Shares of                                 6
Beneficial Interest,
without par value

Item 27. Indemnification

         Provisions for the indemnification of the Fund's Trustees and officers are contained in Article VIII of the Fund's Declaration of Trust, a copy of which is filed herewith and incorporated by reference herein.

         Provisions for the indemnification of Keystone Custodian Funds, Inc.(now named Keystone Investment Management Company), Registrant's investment adviser, are contained in Section 5 of the Investment Advisory and Management Agreement between the Registrant and Keystone Custodian Funds, Inc., a copy of which is filed herewith and incorporated by reference herein.

Item 28. Businesses and Other Connections of Investment Adviser

         The following table lists the names of the various officers and directors of Keystone Investment Management Company, Registrant's investment adviser, and their respective positions. For each named individual, the table lists, for at least the past two fiscal years, (i) any other organizations (excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                           Position with
                           Keystone
                           Investment
Name                       Management Company        Other Business Affiliations
----                       ------------------        ---------------------------
Albert H.                  Chairman of               Chairman of the Board,
Elfner, III                the Board,                Chief Executive Officer,
                           Chief Executive           President and Director:
                           Officer,and                Keystone Investments, Inc.
                           Director                   Keystone Management, Inc.
                                                      Keystone Software, Inc.
                                                      Keystone Asset Corporation
                                                      Keystone Capital
                                                       Corporation
                                                     Chairman of the Board and
                                                     Director:
                                                      Keystone Fixed Income
                                                       Advisers, Inc.
                                                      Keystone Institutional
                                                       Company, Inc.
                                                     President and Director:
                                                      Keystone Trust Company
                                                     Director or Trustee:
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                      Keystone Investment
                                                       Distributors Company
                                                      Keystone Investor
                                                       Resource Center, Inc.
                                                      Boston Children's
                                                       Services Associates
                                                      Middlesex School
                                                      Middlebury College
                                                     Former Trustee or Director:
                                                      Neworld Bank
                                                      Robert Van Partners, Inc.

Philip M. Byrne            Director                  President and Director:
                                                      Keystone Institutional
                                                       Company, Inc.
                                                     Senior Vice President:
                                                      Keystone Investments, Inc.

Herbert L.                 Senior Vice               None
Bishop, Jr.                President

Donald C. Dates            Senior Vice               None
                           President

Gilman Gunn                Senior Vice               None
                           President

Edward F.                  Director,                 Director, Senior Vice
Godfrey                    Senior Vice               President
                           President,                Chief Financial Officer and
                           Treasurer and             Treasurer:
                           Chief Financial            Keystone Investments, Inc.
                           Officer                    Keystone Investment
                                                       Distributors Company
                                                     Treasurer:
                                                      Keystone Institutional
                                                       Company, Inc.
                                                      Keystone Management,
                                                       Inc.
                                                      Keystone Software, Inc.
                                                       Fiduciary Investment
                                                        Company, Inc.
                                                     Former Treasurer and
                                                      Director:  Hartwell
                                                      Keystone Advisers, Inc.

James R. McCall            Director and              None
                           President

Ralph J.                   Director                  President and Director:
Spuehler, Jr.                                         Keystone Investment
                                                       Distributors Company
                                                     Senior Vice President and
                                                     Director:
                                                      Keystone Investments, Inc.
                                                     Chairman and Director:
                                                      Keystone Investor
                                                       Resource Center, Inc.
                                                      Keystone Management, Inc.
                                                     Formerly President:
                                                      Keystone Management, Inc.
                                                     Formerly Treasurer:
                                                      The Kent Funds
                                                      Keystone Investments, Inc.
                                                      Keystone Investment
                                                      Management Company

Rosemary D.                Senior Vice               General Counsel, Senior
Van Antwerp                President,                Vice President and
                           General Counsel           Secretary:
                           and Secretary              Keystone Investments, Inc.
                                                     Senior Vice President and
                                                     General Counsel:
                                                      Keystone Institutional
                                                       Company, Inc.
                                                     Senior Vice President,
                                                     General Counsel and
                                                     Director:
                                                      Keystone Investor
                                                       Resource Center, Inc.
                                                      Fiduciary Investment
                                                       Company, Inc.
                                                      Keystone Investment
                                                       Distributors Company
                                                     Senior Vice President,
                                                     General Counsel, Director
                                                      and Secretary:
                                                      Keystone Management, Inc.
                                                      Keystone Software, Inc.
                                                     Former Senior Vice
                                                     President and Secretary:
                                                      Hartwell Keystone
                                                       Advisers, Inc.
                                                     Vice President and
                                                     Secretary:
                                                      Keystone Fixed Income
                                                       Advisers, Inc.

Robert K.                  Vice President            None
Baumback

Betsy A. Blacher           Senior Vice               None
                           President

Francis X. Claro           Vice President            None

Kristine R.                Vice President            None
Cloyes

Christopher P.             Senior Vice               None
Conkey                     President

Richard Cryan              Senior Vice               None
                           President

Maureen E.                 Senior Vice               None
Cullinane                  President

George E. Dlugos           Vice President            None

Antonio T. Docal           Vice President            None

Christopher R.             Senior Vice               None
Ely                        President

Robert L. Hockett          Vice President            None

Sami J. Karam              Vice President            None

Donald M. Keller           Senior Vice               None
                           President

George J. Kimball          Vice President            None

JoAnn L. Lyndon            Vice President            None

John C.                    Vice President            None
Madden, Jr.

Stephen A. Marks           Vice President            None

Eleanor H. Marsh           Vice President            None

Walter T.                  Senior Vice               None
McCormick                  President

Barbara McCue              Vice President            None

Stanley  M. Niksa          Vice President            None

Robert E. O'Brien          Vice President            None

Margery C. Parker          Vice President            None


William H.                 Vice President            None
Parsons

Daniel A. Rabasco          Vice President            None

David L. Smith             Vice President            None

Kathy K. Wang              Vice President            None

Judith A. Warners          Vice President            None

John D. Rogol              Vice President            None
                           and Controller

Joseph J.                  Asst. Vice President      None
Decristofaro

9'95

Item 29. Principal Underwriter


         (a) Fiduciary Investment Company, Inc., which acts as Registrant's principal underwriter, also acts as principal underwriter for the following entities:

                Keystone Institutional Reserves Trust
                Master Reserves Trust

         (b) For information with respect to each Director and officer of Fiduciary Investment Company, Inc., refer to the following table:

                           Position and Offices               Position and
Name and Principal         with Fiduciary                     Offices with
Business Address           Investment Company, Inc.           the Fund
------------------         ------------------------           ------------

Ralph J. Spuehler, Jr.     President and Director             None

Rosemary D. Van Antwerp    Senior Vice President,             Senior Vice
                           General Counsel and                President and
                           Director                           Secretary

Edward F. Godfrey          Treasurer                          Senior Vice
                                                              President

Jean S. Loewenberg         Clerk                              Assistant
                                                              Secretary

Albert H. Elfner, III      Director                           President,
                                                              Chief
                                                              Executive
                                                              Officer and
                                                              Trustee

J. Kevin Kenely            Assistant Treasurer                Treasurer

John D. Rogol              Vice President and                 None
                           Controller


         The business address of the above-listed persons is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Item 29. Principal Underwriter  (continued).

         (c)  Not applicable.

Item 30. Location of Accounts and Records

         200 Berkeley Street
         Boston, MA  02116-5034

         Keystone Investor Resource Center, Inc.
         101 Main Street
         Cambridge, MA  02142

         State Street Bank and Trust Company
         1776 Heritage Drive
         Quincy, MA  02171

         Data Vault Inc.
         3431 Sharpslot Road
         Swansea, MA  02277

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         Upon request and without charge, Registrant hereby undertakes to furnish a copy of its latest annual report to shareholders to each person to whom a copy of Registrant's prospectus is delivered.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts, on the 5th day of January,1996.


                                             KEYSTONE INSTITUTIONAL
                                             ADJUSTABLE RATE FUND


                                             By:/s/ Rosemary D. Van Antwerp
                                                ---------------------------
                                                Rosemary D. Van Antwerp
                                                Senior Vice President
                                                  and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of January, 1996.


SIGNATURES                                   TITLE
----------                                   -----

/s/ George S. Bissell      Chairman of the Board and Trustee
-------------------------
George S. Bissell*


/s/ Albert H. Elfner, III  President, Chief Executive Officer
-------------------------  Trustee
Albert H. Elfner, III*


/s/ J. Kevin Kenely        Treasurer (Principal Financial
-------------------------  and Accounting Officer)
J. Kevin Kenely*


                                            *By:/s/ James M. Wall
                                                ---------------------------
                                                James M. Wall**
                                                Attorney-in-Fact

SIGNATURES                         TITLE
----------                         -----

/s/ Frederick Amling          Trustee
--------------------------
Frederick Amling*

/s/ Charles A. Austin, III    Trustee
--------------------------
Charles A. Austin, III*


/s/ Edwin D. Campbell         Trustee
--------------------------
Edwin D. Campbell*


/s/ Charles F. Chapin         Trustee
--------------------------
Charles F. Chapin*


/s/ K. Dun Gifford            Trustee
--------------------------
K. Dun Gifford*


/s/ Leroy Keith, Jr.          Trustee
--------------------------
Leroy Keith, Jr.*


/s/ F. Ray Kaiser             Trustee
--------------------------
F. Ray Kaiser


/s/ David M. Richardson       Trustee
--------------------------
David M. Richardson*


/s/ Richard J. Shima          Trustee
--------------------------
Richard J. Shima*


/s/ Andrew J. Simons          Trustee
--------------------------
Andrew J. Simons*

                                            *By:/s/ James M. Wall
                                                ---------------------------
                                                James M. Wall**
                                                Attorney-in-Fact

**James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(192).

                                INDEX TO EXHIBITS


                                                              Page Number
                                                              In Sequential
Exhibit Number             Exhibit                            Numbering System
--------------             -------                            ----------------

      1                    Declaration of Trust
      1a                   Amendment to Trust

      2                    By-Laws

      5                    Investment Advisory and
                           Management Agreement

     10                    Opinion and Consent of Counsel

     11                    Independent Auditors' Consent

     16                    Total Return and Current Yield
                           Schedules

     17                    Financial Data Schedules

     19                    Powers of Attorney